Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.61%
Advertising–1.45%
Trade Desk, Inc. (The), Class A(b)	427,395	$37,362,871
Aerospace & Defense–3.49%
Curtiss-Wright Corp.	146,549	37,507,751
Howmet Aerospace, Inc.	556,797	38,101,619
Huntington Ingalls Industries, Inc.	49,846	14,528,613
		90,137,983
Application Software–3.62%
Autodesk, Inc.(b)	103,178	26,869,615
Manhattan Associates, Inc.(b)	117,881	29,497,363
Tyler Technologies, Inc.(b)	87,338	37,119,523
		93,486,501
Automotive Parts & Equipment–2.32%
Aptiv PLC(b)	353,808	28,180,807
Mobileye Global, Inc., Class A (Israel)(b)(c)	276,511	8,889,829
Visteon Corp.(b)	194,335	22,855,739
		59,926,375
Biotechnology–1.71%
Ascendis Pharma A/S, ADR (Denmark)(b)	158,837	24,011,389
Biogen, Inc.(b)(c)	93,306	20,119,573
		44,130,962
Building Products–0.78%
Johnson Controls International PLC	307,443	20,082,177
Cargo Ground Transportation–0.66%
J.B. Hunt Transport Services, Inc.	85,045	16,945,216
Communications Equipment–1.21%
Motorola Solutions, Inc.	88,247	31,325,920
Construction Machinery & Heavy Transportation Equipment– 1.28%
Allison Transmission Holdings, Inc.	406,585	32,998,439
Construction Materials–1.54%
Summit Materials, Inc., Class A(b)	888,209	39,587,475
Consumer Staples Merchandise Retail–1.16%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	395,260	29,901,419
Distillers & Vintners–0.94%
Constellation Brands, Inc., Class A	89,162	24,230,665
Distributors–1.17%
LKQ Corp.	566,209	30,241,223
Diversified Financial Services–1.16%
Equitable Holdings, Inc.	785,521	29,857,653
Electrical Components & Equipment–3.82%
Hubbell, Inc.	114,283	47,433,159
Regal Rexnord Corp.	125,252	22,557,885
Rockwell Automation, Inc.	98,162	28,597,536
		98,588,580
Shares		Value
Electronic Equipment & Instruments–0.98%
Keysight Technologies, Inc.(b)	161,544	$25,262,251
Environmental & Facilities Services–1.17%
Republic Services, Inc.	157,512	30,154,097
Financial Exchanges & Data–0.91%
Cboe Global Markets, Inc.	127,992	23,515,970
Footwear–1.35%
Deckers Outdoor Corp.(b)	36,938	34,768,262
Health Care Equipment–2.07%
GE HealthCare Technologies, Inc.(c)	209,127	19,011,736
Zimmer Biomet Holdings, Inc.	260,655	34,401,247
		53,412,983
Health Care Facilities–3.81%
Acadia Healthcare Co., Inc.(b)	348,380	27,598,664
Encompass Health Corp.	349,171	28,834,541
Tenet Healthcare Corp.(b)	399,104	41,949,821
		98,383,026
Health Care Supplies–0.98%
Cooper Cos., Inc. (The)	248,626	25,225,594
Homebuilding–3.39%
D.R. Horton, Inc.	254,232	41,833,875
TopBuild Corp.(b)	103,671	45,690,920
		87,524,795
Hotels, Resorts & Cruise Lines–1.98%
Choice Hotels International, Inc.	239,300	30,235,555
Royal Caribbean Cruises Ltd.(b)	149,314	20,756,139
		50,991,694
Household Products–0.98%
Church & Dwight Co., Inc.	241,283	25,168,230
Human Resource & Employment Services–3.60%
ASGN, Inc.(b)	246,543	25,827,845
Korn Ferry	501,527	32,980,416
Paylocity Holding Corp.(b)(c)	198,482	34,111,116
		92,919,377
Industrial Machinery & Supplies & Components–4.51%
Lincoln Electric Holdings, Inc.	141,312	36,096,737
Parker-Hannifin Corp.	72,701	40,406,489
Xylem, Inc.	308,864	39,917,583
		116,420,809
Industrial REITs–1.44%
First Industrial Realty Trust, Inc.	707,492	37,171,630
Insurance Brokers–1.67%
Arthur J. Gallagher & Co.	172,380	43,101,895
Interactive Home Entertainment–1.19%
Electronic Arts, Inc.	230,687	30,605,244

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Interactive Media & Services–1.04%
Pinterest, Inc., Class A(b)	773,758	$26,826,190
Internet Services & Infrastructure–1.22%
MongoDB, Inc.(b)	88,027	31,570,003
Investment Banking & Brokerage–1.81%
Raymond James Financial, Inc.	363,986	46,743,082
IT Consulting & Other Services–0.76%
Amdocs Ltd.	216,730	19,585,890
Life Sciences Tools & Services–1.60%
Bio-Techne Corp.(c)	287,072	20,206,998
Lonza Group AG (Switzerland)	35,182	21,024,704
		41,231,702
Managed Health Care–0.74%
Molina Healthcare, Inc.(b)	46,564	19,129,888
Metal, Glass & Plastic Containers–1.33%
Silgan Holdings, Inc.	707,137	34,338,573
Multi-Family Residential REITs–1.07%
Mid-America Apartment Communities, Inc.	210,360	27,679,169
Multi-line Insurance–1.63%
American International Group, Inc.	539,329	42,159,348
Multi-Utilities–3.58%
Ameren Corp.	386,764	28,605,065
CMS Energy Corp.	587,867	35,471,895
WEC Energy Group, Inc.	342,768	28,148,108
		92,225,068
Oil & Gas Equipment & Services–0.77%
NOV, Inc.	1,012,434	19,762,712
Oil & Gas Exploration & Production–2.84%
Chesapeake Energy Corp.	402,260	35,732,756
Marathon Oil Corp.	1,327,338	37,616,759
		73,349,515
Oil & Gas Storage & Transportation–1.00%
Cheniere Energy, Inc.	160,092	25,819,638
Other Specialized REITs–1.26%
Lamar Advertising Co., Class A	272,503	32,539,583
Other Specialty Retail–1.09%
Tractor Supply Co.(c)	107,728	28,194,572
Packaged Foods & Meats–0.74%
Lamb Weston Holdings, Inc.	179,544	19,126,822
Personal Care Products–0.94%
BellRing Brands, Inc.(b)	411,879	24,313,217
Property & Casualty Insurance–1.33%
Hartford Financial Services Group, Inc. (The)	333,723	34,390,155
Regional Banks–4.38%
Columbia Banking System, Inc.	601,517	11,639,354
M&T Bank Corp.	273,916	39,838,343
Webster Financial Corp.	712,532	36,175,250
Shares		Value
Regional Banks–(continued)
Wintrust Financial Corp.	242,424	$25,306,641
		112,959,588
Research & Consulting Services–2.23%
CACI International, Inc., Class A(b)	82,237	31,153,843
TransUnion	329,689	26,309,182
		57,463,025
Retail REITs–1.15%
Kimco Realty Corp.	1,514,342	29,696,247
Semiconductor Materials & Equipment–1.90%
KLA Corp.	32,378	22,618,299
MKS Instruments, Inc.	198,406	26,387,998
		49,006,297
Semiconductors–1.85%
Astera Labs, Inc.(b)	89,380	6,631,102
Marvell Technology, Inc.(c)	578,739	41,021,021
		47,652,123
Single-Family Residential REITs–1.30%
American Homes 4 Rent, Class A(c)	909,932	33,467,299
Specialty Chemicals–2.53%
DuPont de Nemours, Inc.	434,661	33,325,459
PPG Industries, Inc.	220,184	31,904,662
		65,230,121
Systems Software–1.06%
GitLab, Inc., Class A(b)	470,500	27,439,560
Telecom Tower REITs–0.57%
SBA Communications Corp., Class A	68,043	14,744,918
Trading Companies & Distributors–0.55%
Air Lease Corp., Class A(c)	276,550	14,225,732
Total Common Stocks & Other Equity Interests (Cost $1,865,127,403)		2,544,299,353
Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	11,081,073	11,081,073
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	7,911,671	7,914,835
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	12,664,084	12,664,084
Total Money Market Funds (Cost $31,659,992)		31,659,992
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,896,787,395)		2,575,959,345
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.05%
Invesco Private Government Fund, 7.57%(d)(e)(f)	36,468,982	36,468,982
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.49%(d)(e)(f)	93,729,030	$93,775,895
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,244,877)		130,244,877
TOTAL INVESTMENTS IN SECURITIES–104.88% (Cost $2,027,032,272)		2,706,204,222
OTHER ASSETS LESS LIABILITIES—(4.88)%		(125,987,385)
NET ASSETS–100.00%		$2,580,216,837
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,284,585	$40,485,467	$(37,688,979)	$-	$-	$11,081,073	$74,656
Invesco Liquid Assets Portfolio, Institutional Class	5,919,499	28,918,191	(26,921,434)	(1,701)	280	7,914,835	55,128
Invesco Treasury Portfolio, Institutional Class	9,468,098	46,269,106	(43,073,120)	-	-	12,664,084	85,156
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,179,045	173,172,730	(173,882,793)	-	-	36,468,982	312,942*
Invesco Private Prime Fund	94,729,448	350,083,189	(351,021,565)	(6,660)	(8,517)	93,775,895	876,414*
Total	$155,580,675	$638,928,683	$(632,587,891)	$(8,361)	$(8,237)	$161,904,869	$1,404,296

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,523,274,649	$21,024,704	$—	$2,544,299,353
Money Market Funds	31,659,992	130,244,877	—	161,904,869
Total Investments	$2,554,934,641	$151,269,581	$—	$2,706,204,222
Invesco Main Street Mid Cap Fund®